INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Tax credit carryforward description	carryforward indefinitely and be available to offset up to 80% of future taxable income each year
Unrecognized tax benefits that would impact effective tax rate	$ 1,700,000	$ 1,400,000
Financing receivable accrued interest write off	0	0
California Franchise Tax Board [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses		74,600,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses	110,800,000		$ 28,400,000	$ 82,400,000
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward amount	5,100,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward amount		$ 1,500,000
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward amount	$ 1,700,000